STOCK AND STOCK OPTION PLANS (Details Narrative) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par or stated value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
2019 Plan [Member]
Shares available for grant	126,500
Common stock, shares purchased	1,500,000
2020 Plan [Member]
Shares available for grant	55,000
Common stock, shares purchased	1,500,000
2009 Plan [Member]
Shares available for grant	0
Common stock, shares purchased	3,667,000	3,667,000
2005 Plan [Member]
Common stock, shares purchased	990,000	990,000